Issuance Of Units	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ISSUANCE OF UNITS [Text Block]

NOTE 13 -	ISSUANCE OF UNITS

      On April 13, 2011, Navios Partners completed its public offering of 4,000,000 common units at $19.68 per unit and raised gross proceeds of approximately $78,720 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $161 were approximately $75,178. Pursuant to this offering, Navios Partners issued 81,633 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $1,607. On the same date, Navios Partners completed the exercise of the overallotment option previously granted to the underwriters in connection with the offering and issued 600,000 additional common units at the public offering price less the underwriting discount, raising gross proceeds of $11,808 and net proceeds, including the underwriting discount, of approximately $11,277. As a result of the exercise of the overallotment option, Navios Partners issued 12,245 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $241.

     On May 19, 2011, Navios Partners acquired from Navios Holdings the Navios Luz for a purchase price of $78,000 and the Navios Orbiter for a purchase price of $52,000. The purchase price consisted of 507,916 common units of Navios Partners issued to Navios Holdings and cash of $120,000. The number of the common units issued was calculated based on a price of $19.6883 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the date of the acquisition. For accounting purposes, the common units were valued based on the closing price on the day of the transaction, which was $19.61. Navios Partners issued 10,366 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $204 (see Note 6).

    On February 8, 2010, Navios Partners completed its public offering of 3,500,000 common units at $15.51 per unit and raised gross proceeds of approximately $54,285 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $161 were approximately $51,842. Pursuant to this offering, Navios Partners issued 71,429 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $1,108. On the same date, Navios Partners completed the exercise of the overallotment option previously granted to the underwriters in connection with the offering of 3,500,000 common units and issued 525,000 additional common units at the public offering price less the underwriting discount. Navios Partners raised gross proceeds of $8,143 and net proceeds of approximately $7,776. Navios Partners issued 10,714 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $166.

On March 18, 2010, Navios Partners acquired from Navios Holdings the vessel Navios Aurora II for a purchase price of $110,000. The purchase price of the vessel consists of 1,174,219 common units of Navios Partners issued to Navios Holdings and $90,000 cash. The number of common units were issued at $17.0326, which reflects the NYSE's volume weighted average price of the common units for the 5-business day period prior to the acquisition of the vessel. The transaction was valued based on the closing price of the day before the transaction. Navios Partners issued 23,964 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $408.

On May 5, 2010, Navios Partners completed its public offering of 4,500,000 common units at $17.84 per unit and raised gross proceeds of approximately $80,280 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $164, were approximately $76,667. Pursuant to this offering, Navios Partners issued 91,837 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $1,638. On the same date, Navios Partners completed the exercise of the overallotment option previously granted to the underwriters in connection with the offering of 4,500,000 common units and issued 675,000 additional common units at the public offering price less the underwriting discount. Navios Partners raised gross proceeds of $12,042 and net proceeds of approximately $11,500. Navios Partners issued 13,776 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $246.

On October 14, 2010, Navios Partners completed its public offering of 5,500,000 common units at $17.65 per unit and raised gross proceeds of approximately $97,075 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $202, were approximately $92,707. Pursuant to this offering, Navios Partners issued 112,245 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $1,981. On the same date, Navios Partners completed the exercise of the overallotment option previously granted to the underwriters in connection with the offering and issued 825,000 additional common units at the public offering price less the underwriting discount. Navios Partners raised gross proceeds of $14,561 and net proceeds, including the underwriting discount, of approximately $13,906. Navios Partners issued 16,837 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $297.

       On November 15, 2010, Navios Partners acquired from Navios Holdings the vessels Navios Melodia for a purchase price of $78,800 and Navios Fulvia for a purchase price of $98,200. The purchase price was paid by 788,370 common units of Navios Partners issued to Navios Holdings and $162,000 cash. The number of the common units issued was calculated based on a price of $19.0266 per common unit, which was the NYSE volume weighted average trading price of the common units for the 10 business days immediately prior to the acquisition. The transaction was valued based on the closing price of the day before the transaction. Navios Partners issued 16,089 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $306.

On May 8, 2009, Navios Partners completed its public offering of 3,500,000 common units at $10.32 per unit and raised gross proceeds of approximately $36,120 to fund its fleet expansion. The net proceeds of this offering, including discount and excluding offering costs of $465, were approximately $34,314. Pursuant to this offering, Navios Partners issued 71,429 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $737.

     On June 9, 2009 Navios Holdings relieved Navios Partners from its obligation to purchase the Capesize vessel Navios Bonavis for $130,000 and with the delivery of the Navios Bonavis to Navios Holdings, Navios Partners was granted a 12-month option to purchase the vessel for $125,000. The option elapsed without being exercised. In return, Navios Partners issued 1,000,000 subordinated Series A units recognizing in the results a non-cash compensation expense amounting to $6,082. Navios Partners calculated the fair value of the 1,000,000 subordinated Series A units issued by adjusting the publicly-quoted price for its common units on the transaction date to reflect the differences between the common and subordinated Series A units of Navios Partners. Principal among these differences is the fact that the subordinated Series A units are not entitled to dividends prior to their automatic conversion to common units on the third anniversary of their issuance. Accordingly, the present value of the expected dividends during that three-year period (discounted at a rate that reflects Navios Partners' weighted average cost of capital) was deducted from the publicly-quoted price for the Navios Partners' common units in arriving at the estimated fair value of the subordinated Series A units of $6.08/unit or $6,082 for the 1,000,000 units issued. In addition, Navios Holdings was released from the Omnibus Agreement restrictions for two years in connection with acquiring vessels from third parties (but not from the requirement to offer to sell to Navios Partners qualifying vessels in Navios Holdings' existing fleet). Pursuant to the issuance of 1,000,000 units, Navios Partners issued 20,408 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $207.
    On September 23, 2009, Navios Partners completed its public offering of 2,800,000 common units at $12.21 per unit and raised gross proceeds of approximately $34,188 to fund its fleet expansion. The net proceeds of this offering, including discount and excluding offering costs of $296, were approximately $32,480. Pursuant to this offering, Navios Partners issued 57,143 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $698.

On October 15, 2009, Navios Partners completed the exercise of the overallotment option previously granted to the underwriters in connection with the offering of 2,800,000 common units and issued 360,400 additional common units at the public offering price less the underwriting discount. Navios Partners raised gross proceeds of $4,400 and net proceeds of approximately $4,181. Navios Partners issued 7,355 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $90.

On November 24, 2009, Navios Partners completed its public offering of 4,000,000 common units at $14.90 per unit and raised gross proceeds of approximately $59,600 to fund its fleet expansion. The net proceeds of this offering, including discount and excluding offering costs of $176, were approximately $56,769. Pursuant to this offering, Navios Partners issued 81,633 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $1,216.